Compensation of key management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Salaries and short-term employee benefits	$ 11,412	$ 6,841
Share-based payments	2,920	4,881
Key management personnel compensation	$ 14,332	$ 11,722